Restricted financial assets (Narrative) (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Restricted Financial Assets [Line Items]
Pledged mortgage loans that could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements	$ 2.0	$ 3.1
Liabilities against Swiss central mortgage institutions and US Federal Home Loan Banks, and for existing covered bond issuances	15.4	9.0
Assets placed with central banks to meet local statutory minimum reserve requirement.	$ 4.7	$ 4.4